Statements of Changes in Stockholders’ Equity (unaudited) - USD ($)	Previously Reported Common Stock	Previously Reported Additional Paid-in-Capital	Previously Reported Accumulated Deficit	Previously Reported	Common Stock	Additional Paid-in-Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2020					$ 2,038	$ 87,743,403	$ (69,258,286)	$ 18,487,155
Balance (in Shares) at Dec. 31, 2020					2,037,250
Stock-based compensation						2,543,712		2,543,712
Issuance of common stock for ESPP plan					$ 1	16,813		16,814
Issuance of common stock for ESPP plan (in Shares)					589
Exercise of employee stock options					$ 42	1,240,448		1,240,490
Exercise of employee stock options (in Shares)					42,072
Exercise of warrants					$ 48	2,089,428		2,089,476
Exercise of warrants (in Shares)					48,367
Sale of common stock in ATM, net					$ 55	2,884,731		2,884,786
Sale of common stock in ATM, net (in Shares)					55,263
Sale of common stock in CMPO, net					$ 694	13,820,476		13,821,170
Sale of common stock in CMPO, net (in Shares)					694,444
Net loss							(15,475,776)	(15,475,776)
Balance at Dec. 31, 2021	$ 2,878	$ 110,339,011	$ (84,734,062)	$ 25,607,827	$ 2,878	110,339,011	(84,734,062)	25,607,827
Balance (in Shares) at Dec. 31, 2021	2,877,985				2,877,986
Stock-based compensation						456,423		456,423
Sale of common stock in ATM, net					$ 21	200,603		200,624
Sale of common stock in ATM, net (in Shares)					21,404
Net loss							(3,261,773)	(3,261,773)
Balance at Mar. 31, 2022					$ 2,899	110,996,037	(87,995,835)	23,003,101
Balance (in Shares) at Mar. 31, 2022					2,899,390
Balance at Dec. 31, 2021	$ 2,878	110,339,011	(84,734,062)	25,607,827	$ 2,878	110,339,011	(84,734,062)	25,607,827
Balance (in Shares) at Dec. 31, 2021	2,877,985				2,877,986
Stock-based compensation		1,663,911		1,663,911
Issuance of common stock for ESPP plan	$ 6	25,019		25,025
Issuance of common stock for ESPP plan (in Shares)	5,604
Payout for fractional shares retired as a result of reverse stock split 1:30		(68)		(68)
Payout for fractional shares retired as a result of reverse stock split 1:30 (in Shares)	(16)
Sale of common stock in ATM, net	$ 23	210,519		210,542
Sale of common stock in ATM, net (in Shares)	23,353
Net loss			(12,175,208)	(12,175,208)				(12,175,208)
Balance at Dec. 31, 2022	$ 2,907	$ 112,238,392	$ (96,909,270)	$ 15,332,029	$ 2,907	112,238,392	(96,909,270)	15,332,029
Balance (in Shares) at Dec. 31, 2022	2,906,926				2,906,926
Stock-based compensation						337,601		337,601
Net loss							(2,165,851)	(2,165,851)
Balance at Mar. 31, 2023					$ 2,907	$ 112,575,993	$ (99,075,121)	$ 13,503,779
Balance (in Shares) at Mar. 31, 2023					2,906,926